UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number: 811-22169

Dreyfus Institutional Reserves Funds

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 4/30*

Date of reporting period: July 1, 2020-June 30, 2021 * Fiscal year end is 3/31 for Dreyfus Institutional Preferred Government Money Market Fund

Item 1. Proxy Voting Record

Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Treasury Securities Cash Advantage Fund
- Dreyfus Institutional Preferred Treasury Obligations Fund
-Dreyfus Institutional Preferred Government Money Market Fund

Dreyfus Institutional Reserves Funds - Dreyfus Institutional Treasury Securities Cash Advantage Fund - liquidated on March 5, 2021.

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ David DiPetrillo
       David DiPetrillo
       President (Principal Executive Officer)

Date: July 26, 2021